Property and Equipment - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 29, 2019	Jun. 30, 2018	Jun. 29, 2019	Jun. 30, 2018	Dec. 29, 2018	Dec. 30, 2017	Dec. 31, 2016
Impairment of long-lived assets					$ 637	$ 0	$ 0
Depreciation and amortization expense	$ 12,594	$ 11,235	$ 24,890	$ 22,413	45,421	43,152	37,152
Property, Plant and Equipment
Depreciation and amortization expense					$ 37,100	$ 31,800	$ 26,400